COST OF SALES - Schedule of Cost of Sales (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Inventories at the beginning of the year	$ 215,926,185	$ 181,631,737	$ 155,625,813
Finished products	8,700,699	9,084,587	11,402,098	$ 7,861,807
Products in progress	47,441,635	38,434,508	32,592,130	26,491,052
Raw materials, materials, fuel, and spare parts	212,587,881	168,407,090	137,637,509	$ 121,272,954
Purchases and production expenses for the year	565,001,748	722,979,706	744,419,225
Inventories at the end of the year	(268,730,215)	(215,926,185)	(181,631,737)
Cost of sales	$ 512,197,718	$ 688,685,258	$ 718,413,301